CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss) for the year	R$ 1,216,887	R$ 2,326,382	R$ (338,667)
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	2,074,295	1,891,814	2,092,551
Impairment of Assets			1,114,807
Equity method investees	17,050	(10,141)	34,597
Exchange variation, net	247,555	322,621	4,057
(Gains) Losses on financial instruments, net	15,118	(32,092)	9,441
Post-employment benefits	165,487	189,603	192,724
Stock based compensation	43,895	41,186	35,576
Income tax	457,833	(168,951)	295,391
Losses (Gains) on disposal of property, plant and equipment	2,129	(41,109)	(69,510)
Results in operations with subsidiaries		414,507	721,682
Impairment of financial assets	21,044	9,914	18,342
Provision for tax, labor and civil claims	38,417	(56,409)	(110,281)
Tax credits recovery	(402,499)
Reversal of contingent liabilities, net			(929,711)
Interest income on short-term investments	(72,784)	(49,745)	(75,387)
Interest expense on loans	938,120	1,177,686	1,323,448
Reversal of monetary update of contingent liabilities, net			(369,819)
Interest on loans with related parties	(4,767)	(545)	(95)
Provision (Reversal) for net realisable value adjustment in inventory	24,665	8,228	(20,195)
Cash flows from operations before changes in working capital	4,782,445	6,022,949	3,928,951
Changes in assets and liabilities
Decrease (Increase) in trade accounts receivable	656,831	71,631	(54,690)
Decrease (Increase) in inventories	1,556,713	(2,427,473)	(1,269,455)
Increase (Decrease) in trade accounts payable	(642,699)	900,388	800,164
Decrease (Increase) in other receivables	146,825	(118,988)	(371,745)
Decrease in other payables	(462,906)	(1,160,626)	(56,909)
Dividends from joint ventures	44,037	55,357	40,644
Purchases of trading securities	(3,676,744)	(1,512,123)	(2,390,104)
Proceeds from maturities and sales of trading securities	521,616	1,629,595	2,905,411
Cash provided by operating activities	2,926,118	3,460,710	3,532,267
Interest paid on loans and financing	(945,027)	(1,162,364)	(1,330,116)
Interest paid on lease liabilities	(83,620)
Income and social contributions taxes paid	(254,679)	(298,663)	(126,023)
Net cash provided by operating activities	1,642,792	1,999,683	2,076,128
Cash flows from investing activities
Purchases of property, plant and equipment	(1,746,600)	(1,194,934)	(873,329)
Proceeds from sales of property, plant and equipment, investments and other intangibles	21,805	4,021,251	554,457
Purchases of other intangibles	(100,313)	(67,388)	(37,939)
Advance for future investment in joint venture	(94,687)	(375,456)
Capital decrease (increase) in joint venture	20,344		(178,670)
Net cash (used) provided by investing activities	(1,899,451)	2,383,473	(535,481)
Cash flows from financing activities
Purchase of treasury shares		(243,396)
Dividends and interest on capital paid	(484,173)	(599,099)	(86,386)
Proceeds from loans and financing	5,585,573	2,560,789	3,265,860
Repayment of loans and financing	(4,885,083)	(6,000,433)	(7,241,401)
Leasing payment	(161,824)
Intercompany loans, net	(64,089)	25,755	5,797
Net cash used in financing activities	(9,596)	(4,256,384)	(4,056,130)
Exchange variation on cash and cash equivalents	17,763	208,034	7,438
(Decrease) Increase in cash and cash equivalents	(248,492)	334,806	(2,508,045)
Cash and cash equivalents at beginning of year	2,890,144	2,555,338	5,063,383
Cash and cash equivalents at end of year	R$ 2,641,652	R$ 2,890,144	R$ 2,555,338